Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Deferred tax assets	$ 2,704	$ 2,691
Net deferred tax assets	2,645	2,557
Forward contracts [Member]
Statements [Line Items]
Deferred tax assets	233	0
Deferred tax liabilities	0	134
Fixed and Intangible assets [Member]
Statements [Line Items]
Deferred tax assets	975	873
Reserves [Member]
Statements [Line Items]
Deferred tax assets	237	269
Restricted Share Units [Member]
Statements [Line Items]
Deferred tax assets	1,044	1,482
Tax losses [Member]
Statements [Line Items]
Deferred tax assets	215	67
SRED [Member]
Statements [Line Items]
Deferred tax liabilities	$ 59	$ 0